Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of finance cost

	2023 US$m	2022 US$m	2021 US$m

Interest on interest-bearing liabilities	229	212	201
Interest on lease liabilities	102	103	97
Accretion charge	238	110	29
Other finance costs	49	36	26
Less: Finance costs capitalised against qualifying assets	(311)	(294)	(123)

	307	167	230